Notes to the Consolidated Statements of Financial Position - Schedule of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term deposits
Short-term deposits	€ 14,745,532	€ 14,108,478
Cash at banks
Cash at banks	1,276,639	4,267,501
Total cash and cash equivalents	16,022,171	18,375,979	€ 12,767,943	€ 16,265,355
Deposits held in U.S. dollars [Member]
Short-term deposits
Short-term deposits	7,510,452	13,408,478
Deposits held in Euro [Member]
Short-term deposits
Short-term deposits	7,235,080	700,000
Cash held in U.S. dollars [Member]
Cash at banks
Cash at banks	843,915	2,805,655
Cash held in U.S. Euro [Member]
Cash at banks
Cash at banks	€ 432,724	€ 1,461,847